Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Total revenue	$ 4,051,711	$ 6,337,699	$ 15,197,297	$ 22,314,519	$ 28,248,344	$ 37,009,895
Cost of revenue:
Total cost of revenue	2,311,737	5,111,550	11,693,493	16,806,541	22,485,860	34,687,954
Gross profit	1,739,974	1,226,149	3,503,804	5,507,978	5,762,484	2,321,941
Selling, general and administrative expenses:
Research and development expense	210,818	564,146	1,244,060	2,039,361	2,618,746	2,290,293
Selling, advertising and promotional expense	414,727	1,932,982	1,902,489	5,885,097	7,137,529	9,312,204
General and administrative expense	3,666,728	3,877,064	10,462,747	13,845,074	18,246,762	20,452,702
Goodwill and intangible asset impairment charge	4,830,000		4,830,000
Total selling, general and administrative expenses	9,122,273	6,374,192	18,439,296	21,769,532	28,003,037	32,055,199
Operating loss	(7,382,299)	(5,148,043)	(14,935,492)	(16,261,554)	(22,240,553)	(29,733,258)
Other income (expense):
Interest income	13,775	12,986	63,064	84,071	95,717	131,025
Interest expense	(771,846)	(959,898)	(2,505,536)	(2,480,947)	(3,134,253)	(37,196)
Other income (expense)	8,920	25,394	66,966	76,180	144,735
Other expense						(230,744)
Loss on accrual for legal settlement				(1,792,308)	(1,792,308)
Loss on conversion of convertible note				(93,386)	(1,112,705)
Change in fair value of short-term investments						(84,818)
Change in fair value of warrant derivative liabilities	2,530,675	1,863,326	2,178,965	1,803,560	1,846,642	6,726,638
Change in fair value of contingent consideration promissory notes		19,888		177,909	177,909	516,970
Gain on extinguishment of liabilities	9,385	507,304	691,730	507,304	550,867
Loss on extinguishment of debt	(310,505)		(379,332)
Gain on extinguishment of warrant derivative liabilities						3,624,794
Gain on sale of intangibles			5,582
Gain on sale of property, plant and equipment	431,183		389,522			212,831
Total other income (expense)	1,911,587	1,469,000	510,961	(1,717,617)	(3,223,396)	10,859,500
Income (loss) before income tax benefit	(5,470,712)	(3,679,043)	(14,424,531)	(17,979,171)	(25,463,949)	(18,873,758)
Income tax benefit
Net loss	(5,470,712)	(3,679,043)	(14,424,531)	(17,979,171)	(25,463,949)	(18,873,758)
Net (income) loss attributable to noncontrolling interests of consolidated subsidiary	2,000,206	(29,630)	1,939,143	(228,624)	(224,598)	(407,933)
Loss on redemption – Series A & B convertible redeemable preferred stock						(2,385,000)
Net loss attributable to common stockholders	$ (3,470,506)	$ (3,708,673)	$ (12,485,388)	$ (18,207,795)	$ (25,688,547)	$ (21,666,691)
Net loss per share information:
Basic	$ (0.91)	$ (1.32)	$ (3.90)	$ (6.55)	$ (9.22)	$ (8.50)
Diluted	$ (0.91)	$ (1.32)	$ (3.90)	$ (6.55)	$ (9.22)	$ (8.50)
Weighted average shares outstanding:
Basic	3,820,860	2,800,752	3,204,495	2,779,530	2,784,894	2,548,549
Diluted	3,820,860	2,800,752	3,204,495	2,779,530	2,784,894	2,548,549
Product [Member]
Revenue:
Total revenue	$ 803,945	$ 2,095,237	$ 4,577,392	$ 7,626,706	$ 9,347,945	$ 10,999,892
Cost of revenue:
Total cost of revenue	547,562	2,587,750	5,534,209	7,108,366	9,974,890	14,372,115
Service, Other [Member]
Revenue:
Total revenue	3,247,766	4,242,462	10,619,905	14,687,813	18,900,399	26,010,003
Cost of revenue:
Total cost of revenue	$ 1,764,175	$ 2,523,800	$ 6,159,284	$ 9,698,175	$ 12,510,970	$ 20,315,839